REPORTING ENTITY - Bancolombia Cayman (Details) - Bancolombia Cayman S.A. $ in Millions	Dec. 31, 2020 COP ($)
Wind-down business operations, Assets
Credit card portfolio loans	$ 6,539
Debt investments	241,154
Cash and cash equivalents	170,454
Other assets	622
Wind-down business operations, Liabilities
Deposits from customers	299,253
Other liabilities	$ 4,411